SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payroll and related expenses	$ 384	$ 594
Government institutions	416	236
Accrued vacation pay	93	77
Accrued expenses and sundry	258	307
Other Accounts Payable and Accrued Liabilities	$ 1,151	$ 1,214